Filed pursuant to Rule 497(a)
Registration No. 333-285688
Rule 482ad
Tipping the Scale: Redefining Alternatives for Investors
Blue Owl’s co-CEO Marc Lipschultz shares how private markets are evolving to meet the needs of individual investors.
Alternative investment vehicles that offer access to private markets provide investors with a range of opportunities to increase their diversification and potentially improve risk-adjusted returns. Today, thanks to innovation in fund structures, digital platforms and advisor enablement, investors have more choice than ever before.
Finding the right product for a given investor’s financial situation isn’t always easy, however. As Marc Lipschultz, co-CEO of asset management firm Blue Owl Capital, explains, investment managers can tailor opportunities to match common investor needs through thoughtful product design, education and alignment with long-term goals. In this conversation, Lipschultz shares how private markets are evolving—and how financial advisors can use them to meet the moment, deepen client relationships and build future-ready portfolios.
Q: How have alternative investments evolved in recent years, and what implications does that evolution have for financial advisors and their clients?
Marc Lipschultz: As alternative investment products have made private market assets more easily accessible, they have become a critical part of modern portfolios. These products are particularly attractive because they can provide differentiated returns, downside protection and income, especially during periods of market stress.
But access is only part of the story. Innovations in product design, digital platforms and investor education are helping tailor these products more closely to match the unique requirements of investors. At the same time, we’re seeing a broader investable universe, with more companies choosing to stay private longer. This combination has made private markets essential for building resilient portfolios in today’s unpredictable environment. For financial advisors, this evolution presents a powerful opportunity to guide clients toward strategies that were previously inaccessible, but are now central to modern portfolio construction.
Q: How has Blue Owl approached designing products targeted more specifically to serving individual investors?
Lipschultz: Serving the individual amid this broadening democratization of alternatives is one of our foundational principles. The idea of equal access and experience is part of our DNA, and we’ve built a family of products focused on downside protection, stability, durability and income generation—qualities that resonate with investors.
That’s why we started with direct lending and expanded into adjacent areas like net lease real estate, asset-based finance and digital infrastructure. Strategic acquisitions have helped us scale these capabilities.

For example, we manage an interval fund, Blue Owl Alternative Credit Interval Fund (ticker: OWLCX1), that invests across a wide range of alternative credit assets and strategies, including asset-based finance.
Q: How can alternative investments help investors manage the complexities of today’s financial markets?
Lipschultz: Alternatives encompass a diverse range of strategies, from opportunistic equity approaches to more predictable, income-oriented assets like private credit.
Managing volatility means focusing on outcomes that balance performance with resilience. We’ve demonstrated that alternatives can improve potential risk-adjusted returns while offering downside protection during periods of market stress.
Transparency is the heart of making these products truly usable. Investors need to understand tradeoffs—like liquidity versus accessibility—and how those choices align with their goals.
Our focus is on designing strategies that are durable across geopolitical and economic shifts, offering income-driven profiles, lower correlation to public markets and long-term resilience. In today’s environment, that’s essential.
Q: How are financial advisors strategically using alternative investments to differentiate their practices?
Lipschultz: Any investor can buy an ETF off the shelf. The value of a financial advisor lies in understanding and connecting clients with products that are more bespoke, require deeper insight and come in a wider range of formats.
Financial advisors can deliver on that value by knowing which products are worthwhile in the first place and then matching those products to an investor’s portfolio needs at a particular time. That means finding and working with reliable partners. Dispersion of returns tends to be much wider for private managers than those in the public markets, so the difference in performance between similar products from top- and bottom-quartile managers can be substantial.
At Blue Owl, we’ve built our platform to support that differentiation—offering institutional-grade access, consistent income profiles and tailored structures. These tools help advisors meet clients where they are—and where they’re going.
Q: What additional adjustments can alternative asset managers make to help investors and advisors adapt to the megatrends likely to shape the global economy and the financial markets?
Lipschultz: We in the industry need to present all the tools, reasons and rationales—and make sure that advisors and investors can map that information to their own needs. There are decades of knowledge on these products and strategies, but it’s not known to everybody. The more we in the industry take that knowledge and apply it directly to the urgent needs of individual investors, the better it will be for everybody involved, from investors to advisors to asset managers.

That means designing durable, income-driven solutions that align with long-term trends, from demographic shifts and technological disruption to evolving investor expectations. Ultimately, it’s about helping advisors and investors “skate to where the puck is going”—creating future-ready solutions built for long-term trends, not just market cycles.
To do that, we’re focused on unlocking access to high quality asset classes with market leading portfolio companies and strategies in the private markets. Whether that leads to stable and consistent opportunities to take advantage of the AI boom or opportunities in private credit, we believe every step we take to make these previously inaccessible opportunities more widely available will deliver meaningful value to investors and advisors.

Footnote:
1. OWLCX is the Class I ticker for the Blue Owl Alternative Credit Interval Fund.
Disclaimer:
Blue Owl Alternative Credit Fund is distributed by Blue Owl Securities LLC.
Investors should consider Blue Owl Alternative Credit Fund’s (the “Fund”) investment objectives, risks, charges and expenses carefully before investing in securities of the Fund. The Fund’s prospectus contains this and other important information about the Fund. Investors should read the Fund’s prospectus and Securities and Exchange Commission (“SEC”) filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Fund. The investment program of the Fund is speculative and entails substantial risk, including the possible loss of principal. There can be no assurance that the Fund’s investment objectives will be achieved. An investment in the Fund is not appropriate for all investors and is not intended to be a complete investment program.
Past performance is not indicative of, or a guarantee of, future performance. Nothing herein shall be relied upon as a representation as to the future performance or portfolio holdings of the Fund. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost.
From time to time, the Fund may have a registration statement relating to one or more of its securities on file with the SEC. Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement is filed with the SEC is effective.  The SEC has not approved or disapproved any such securities or passed upon the adequacy of any prospectus included in such registration statement. Any representation to the contrary is a criminal offense.